General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Ownership (%)	[1]	43.00%	43.00%
Total for all subsidiaries [member] | POSCO DEEPTECH IP FUND [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-06
Ownership (%)		60.00%
Reason		New establishment
Total for all subsidiaries [member] | FUTURE GRAPH CO., LTD. P&O Chemical Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-06
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | CHEMGAS KOREA CO.,LTD.
Disclosure of subsidiaries [line items]
Date of addition		2025-07
Ownership (%)		100.00%
Reason		Acquisition
Total for all subsidiaries [member] | POSCO-EVER NEW MEDICAL Investment Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-07
Ownership (%)		60.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO Stainless Precision & Processing [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-08
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO INTERNATIONAL CVC 1st Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-08
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO CVC 1st Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-08
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | New Zero 2nd Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-09
Ownership (%)		100.00%
Reason		Acquisition
Total for all subsidiaries [member] | POSCO DX CVC 1st Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-09
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO Group AC Fund I [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-09
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO Safety Solution [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-09
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | Startup Korea Posco group Openinnovation Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-11
Ownership (%)		70.00%
Reason		New establishment
Total for all subsidiaries [member] | POSCO INTERNATIONAL ALASKA ENERGY LLC [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-11
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | FLOW K CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-11
Ownership (%)		70.00%
Reason		Transfer from associate to subsidiary
Total for all subsidiaries [member] | POSCO FLOW VIETNAM CO LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Ownership (%)		100.00%
Reason		New establishment
Total for all subsidiaries [member] | PT Prime Agri Resources [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Ownership (%)		65.72%
Reason		Acquisition
Total for all subsidiaries [member] | SANPU TRADING Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-05
Reason		Liquidation
Total for all subsidiaries [member] | New Energy Hub [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-06
Reason		Merger
Total for all subsidiaries [member] | POSCO CNGR Nickel Solution [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-07
Reason		Liquidation
Total for all subsidiaries [member] | POSCO E&C Vietnam Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-08
Reason		Divestiture
Total for all subsidiaries [member] | SK SOLRA POWER GENERATION COPORATION [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-08
Reason		Divestiture
Total for all subsidiaries [member] | POSCO (Suzhou) Steel Processing Center CO., LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-10
Reason		Liquidation
Total for all subsidiaries [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Reason		Divestiture
Total for all subsidiaries [member] | Mastern No.123 Yeoju Samgyo PFV CO., Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Reason		Divestiture
Total for all subsidiaries [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Reason		Liquidation
Total for all subsidiaries [member] | Consus Private Real Estate Fund 2 [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Reason		Liquidation
Total for all subsidiaries [member] | Consus Pf Private Real Estate Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Date of addition		2025-12
Reason		Liquidation

[1]	As of December 31, 2025, the entities are classified as consolidated subsidiaries since the Company has control over the investees although the Company’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.